Nuveen Municipal Value Fund, Inc.
Portfolio of Investments January 31, 2023
(Unaudited)
NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.4%
X
1,968,974,239 MUNICIPAL BONDS - 100.4%
X 1,968,974,239
Alabama - 0.2%
Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020:
$ 255 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA   $ 259,116
225 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA   227,632
3,805 Homewood, Alabama, General Obligation Warrants, Series 2016,
5.000%, 9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 AA+  (4) 4,165,448
4,285 Total Alabama 4,652,196
Alaska - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 AA   9,482,752
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/50
6/31 at 100.00 BBB+   100,425
9,860 Total Alaska 9,583,177
Arizona - 1.2%
5,610 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   5,591,319
1,915 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   1,944,280
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 AA-   3,216,290
780 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   784,516
2,590 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA   2,919,448
2,175 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A   2,058,899
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   5,940,200
Tucson, Arizona, Water System Revenue Bonds,
Refunding Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 AA   1,098,590
750 5.000%, 7/01/35 7/27 at 100.00 AA   822,300
23,355 Total Arizona 24,375,842
California - 6.9%
4,615 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call AA   4,544,575
5,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded
4/01/23)
4/23 at 100.00 A1  (4) 5,022,450

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   $ 373,920
1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 BBB+   1,154,075
4,080 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46, (Pre-
refunded 11/15/26)
11/26 at 100.00 N/R  (4) 4,530,514
5,920 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 A1   6,144,368
1,650 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   1,749,115
3,850 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 A+  (4) 3,891,041
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB-   1,670,381
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB-   3,541,763
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB-   1,012,150
2,290 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   2,348,784
1,625 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3   1,652,885
3,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB+   3,414,845
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC
Insured
No Opt. Call A+   3,864,479
5,700 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 AAA   6,130,977
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42 (5)
1/31 at 100.00 A   2,399,788
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   6,197,599
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   367,001
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   3,113,461
Merced Union High School District, Merced County,
California, General Obligation Bonds, Series 1999A:
2,500 0.000%, 8/01/23 - FGIC Insured No Opt. Call AA-   2,468,125
2,555 0.000%, 8/01/24 - FGIC Insured No Opt. Call AA-   2,457,833
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call A-   2,073,916

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2008, Series 2013A:
$ 3,060 0.000%, 8/01/28 (5) 2/28 at 100.00 Aa1   $ 3,417,500
2,315 0.000%, 8/01/43 (5) 8/35 at 100.00 Aa1   2,157,696
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A   4,461,462
80 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   94,231
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call AA   7,337,435
San Bruno Park School District, San Mateo County,
California, General Obligation Bonds, Series 2000B:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call Aa2   2,474,884
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call Aa2   2,474,093
280 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series 2018C,
4.000%, 6/01/32
6/28 at 100.00 A   276,125
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Refunding
Second Series 2019D:
6,000 5.000%, 5/01/36 5/29 at 100.00 A+   6,741,960
4,000 5.000%, 5/01/39 5/29 at 100.00 A+   4,405,000
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Refunding Senior Lien Toll
Road Revenue Bonds, Series 2021A:
315 4.000%, 1/15/39 1/32 at 100.00 A   318,824
525 4.000%, 1/15/41 1/32 at 100.00 A   525,872
550 4.000%, 1/15/43 1/32 at 100.00 A   546,733
200 4.000%, 1/15/44 1/32 at 100.00 A   197,750
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A,
0.000%, 1/15/25 - NPFG Insured
No Opt. Call BBB+   11,385,386
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call AAA   11,559,039
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call Aaa   4,789,800
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 AA   1,518,355
610 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B  Class 2, 4.000%,
6/01/49
12/30 at 100.00 BBB-   607,017
575 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   630,079
185,840 Total California 136,043,286
Colorado - 6.6%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 Aa1   8,451,525
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 A-   3,913,054

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB   $ 1,243,567
7,070 Colorado Mountain College, Colorado, Certificates of Participation,
Series 2021, 4.000%, 12/01/46
12/31 at 100.00 Aa3   7,070,919
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 Aa2   4,883,760
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 Aa2   999,140
Colorado State, Certificates of Participation, Higher
Education Lease Purchase Financing Program, Series
2020:
900 4.000%, 9/01/38 9/31 at 100.00 Aa2   925,299
1,475 4.000%, 9/01/40 9/31 at 100.00 Aa2   1,496,328
1,750 4.000%, 9/01/41 9/31 at 100.00 Aa2   1,766,888
Colorado State, Certificates of Participation, Lease
Purchase Financing Program, National Western Center,
Series 2018A:
1,250 5.000%, 9/01/30 3/28 at 100.00 Aa2   1,410,800
2,000 5.000%, 9/01/31 3/28 at 100.00 Aa2   2,250,680
1,260 5.000%, 9/01/32 3/28 at 100.00 Aa2   1,415,837
620 5.000%, 9/01/33 3/28 at 100.00 Aa2   696,657
3,790 Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%,
12/15/37
12/28 at 100.00 Aa2   4,210,425
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,823,436
5,160 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   5,219,856
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 Baa2   2,043,540
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   7,981,672
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   18,669,816
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   12,625,730
2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/40
9/24 at 100.00 A   2,948,023
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A   3,441,812
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   9,921,280
1,400 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/34
1/31 at 100.00 A-   1,430,002
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 AA+   5,282,150
State of Colorado, Rural Colorado, Certificates of
Participation, Series 2022:
5,355 6.000%, 12/15/38 12/32 at 100.00 Aa2   6,673,508
3,000 6.000%, 12/15/41 12/32 at 100.00 Aa2   3,680,970
4,250 University of Colorado, Enterprise System Revenue Bonds, Series
2018B, 5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1  (4) 4,864,932
137,400 Total Colorado 129,341,606

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.7%
$ 8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 AA-   $ 8,992,145
5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 AA-   5,335,250
13,440 Total Connecticut 14,327,395
Delaware - 0.1%
1,270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/46
1/32 at 100.00 A1   1,275,842
1,270 Total Delaware 1,275,842
District of Columbia - 1.7%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/23 at 23.86 N/R   3,560,100
5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 AAA   5,831,226
3,865 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%,
10/01/47
10/29 at 100.00 A-   4,073,671
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A-   11,478,700
Washington Convention and Sports Authority,
Washington D.C., Dedicated Tax Revenue Bonds,
Refunding Senior Lien Series 2021A:
670 4.000%, 10/01/36 10/30 at 100.00 AA   699,199
1,060 4.000%, 10/01/38 10/30 at 100.00 AA   1,089,616
1,265 4.000%, 10/01/39 10/30 at 100.00 AA   1,291,932
1,745 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 AA   1,793,755
Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Series 2020A:
2,390 4.000%, 7/15/45 7/30 at 100.00 AA   2,387,825
1,775 5.000%, 7/15/45 7/30 at 100.00 AA   1,954,559
43,160 Total District of Columbia 34,160,583
Florida - 5.6%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   958,690
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+   1,257,137
23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 Aa3   22,056,770
1,355 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2021D, 5.000%, 7/01/31
No Opt. Call A+   1,611,366
565 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   574,662

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville Project,
Series 2022A:
$ 1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 AA   $ 1,795,986
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 AA   1,864,087
15,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   14,976,750
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   4,365,000
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 Aa3   3,756,550
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,390,508
Lakeland, Florida, Energy System Revenue Bonds, Series
2021:
1,300 4.000%, 10/01/39 10/31 at 100.00 AA   1,327,846
1,000 4.000%, 10/01/40 10/31 at 100.00 AA   1,016,830
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue
Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B,
4.000%, 11/15/46
11/31 at 100.00 A-   2,529,492
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
3/23 at 100.00 A   5,096,261
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A1   2,060,560
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/51
7/32 at 100.00 AA   3,314,250
Orlando Utilities Commission, Florida, Utility System
Revenue Bonds, Series 2018A:
3,500 5.000%, 10/01/36 10/27 at 100.00 AA   3,854,725
3,780 5.000%, 10/01/37 10/27 at 100.00 AA   4,148,815
1,120 5.000%, 10/01/38 10/27 at 100.00 AA   1,221,024
10,725 Orlando, Florida, Contract Tourist Development Tax Payments Revenue
Bonds, Series 2014A, 5.000%, 11/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa1  (4) 11,067,985
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
3,000 0.000%, 10/01/46 10/29 at 54.89 BBB+   806,760
4,860 0.000%, 10/01/47 10/29 at 52.89 BBB+   1,226,810
1,700 0.000%, 10/01/48 10/29 at 50.96 BBB+   402,815
3,250 0.000%, 10/01/49 10/29 at 49.08 BBB+   726,180
2,500 0.000%, 10/01/50 10/29 at 47.17 BBB+   525,250
3,000 0.000%, 10/01/51 10/29 at 45.32 BBB+   594,060
3,000 0.000%, 10/01/52 10/29 at 43.62 BBB+   558,210
3,000 0.000%, 10/01/53 10/29 at 41.97 BBB+   525,870
2,500 0.000%, 10/01/54 10/29 at 40.38 BBB+   412,750
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 AA   4,097,080
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   1,108,281
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 AA   6,992,071
128,570 Total Florida 109,221,431

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 4.2%
$ 3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 Aa2   $ 3,459,696
4,945 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fourth Series 1994,
2.250%, 10/01/32, (Mandatory Put 5/25/23)
No Opt. Call A-   4,935,258
2,290 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 A+   2,371,043
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
3,500 5.500%, 2/15/42 2/27 at 100.00 AA   3,770,270
2,500 5.250%, 2/15/45 2/27 at 100.00 AA   2,642,200
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   1,259,055
10,500 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/52 7/32 at 100.00 AA   11,988,585
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   17,676,112
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 AA   4,142,127
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 AA   18,376,253
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2   2,495,057
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
1,000 5.000%, 1/01/45 1/31 at 100.00 A2   1,049,320
5,500 5.000%, 1/01/50 1/31 at 100.00 A2   5,730,175
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   2,105,000
77,860 Total Georgia 82,000,151
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 173,937
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   163,706
330 Total Guam 337,643
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 Aa1   5,331,499
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2   3,301,020
7,830 Total Hawaii 8,632,519
Idaho - 0.1%
University of Idaho, General Revenue Bonds, Refunding
Series 2021A:
505 5.000%, 4/01/39 - AGM Insured 4/31 at 100.00 AA   574,180
545 5.000%, 4/01/41 - AGM Insured 4/31 at 100.00 AA   616,744

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 AA   $ 1,560,943
2,600 Total Idaho 2,751,867
Illinois - 10.4%
5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   5,243,000
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   5,332,900
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   3,136,955
4,710 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   5,168,283
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 -
FGIC Insured
No Opt. Call Baa2   16,726,097
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 -
NPFG Insured
No Opt. Call Baa2   5,277,529
Chicago Greater Metropolitan Water Reclamation
District, Illinois, General Obligation Bonds, Limited Tax
Capital Improvement Green Series 2021A:
2,325 4.000%, 12/01/46 12/31 at 100.00 AAA   2,262,923
4,000 4.000%, 12/01/51 12/31 at 100.00 AAA   3,877,280
1,960 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2021, 5.000%, 6/01/27
No Opt. Call A   2,129,579
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 AA   5,380,800
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2018,
5.000%, 11/15/35
11/26 at 100.00 AA-   1,051,680
1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/32
11/30 at 100.00 AA-   1,730,775
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
2,040 4.000%, 11/15/40 11/30 at 100.00 AA-   2,020,946
1,000 4.000%, 11/15/41 11/30 at 100.00 AA-   976,990
1,300 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   1,325,298
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 AA-   3,766,193
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   576,722
825 5.000%, 8/15/44 8/25 at 100.00 A3   828,679
5,125 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   5,475,755
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   1,877,657
5,590 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
3/23 at 100.00 AA-   5,600,397
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 AA-   4,220,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   $ 5,446,250
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A-   8,060,312
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 1994B:
5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call A-   4,375,274
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call A-   9,361,716
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call A-   3,387,335
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call A-   13,556,666
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call A-   12,173,700
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call A-   12,379,216
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call A-   5,687,160
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call A-   5,198,400
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call A-   12,388,511
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call AA+   7,926,426
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call AA+   10,150,400
5,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 AA+  (4) 5,174,250
5,020 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2007, 0.000%, 12/01/23 - AGM Insured
No Opt. Call AA   4,890,333
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   627,232
255,765 Total Illinois 204,770,299
Indiana - 1.8%
5,010 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded
5/01/23)
5/23 at 100.00 A+  (4) 5,042,114
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   2,265,503
5,740 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (4) 5,791,201
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   2,111,180
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/54
2/29 at 100.00 AAA   4,519,025
Indianapolis Local Public Improvement Bond Bank,
Indiana, Series 1999E:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA   2,273,640
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call AA   13,088,212
36,245 Total Indiana 35,090,875

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 1.8%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International
Airport, Refunding Series 2016:
$ 1,530 5.000%, 1/01/27 1/26 at 100.00 A1   $ 1,648,177
1,600 5.000%, 1/01/28 1/26 at 100.00 A1   1,724,160
Kentucky Bond Development Corporation, Transient
Room Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
1,280 5.000%, 9/01/37 9/28 at 100.00 A2   1,396,851
1,435 5.000%, 9/01/38 9/28 at 100.00 A2   1,558,640
4,000 5.000%, 9/01/43 9/28 at 100.00 A2   4,275,800
2,000 5.000%, 9/01/48 9/28 at 100.00 A2   2,116,720
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA   1,031,110
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   8,865,486
6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2   6,837,720
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 A1   5,480,800
32,780 Total Kentucky 34,935,464
Louisiana - 0.9%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA-   1,332,730
4,420 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 A2   4,451,382
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM Insured
1/27 at 100.00 AA   9,434,777
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA   1,548,057
16,265 Total Louisiana 16,766,946
Maine - 1.0%
800 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 807,968
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
5,125 5.000%, 7/01/43 7/28 at 100.00 A+   5,340,762
2,005 5.000%, 7/01/48 7/28 at 100.00 A+   2,074,213
1,805 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020,
5.000%, 7/01/50
7/30 at 100.00 AA-   1,958,533
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   8,839,257
17,725 Total Maine 19,020,733
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,140 5.000%, 9/01/29 9/27 at 100.00 CCC+   1,160,417

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 630 5.000%, 9/01/31 9/27 at 100.00 CCC+   $ 640,622
1,945 5.000%, 9/01/32 9/27 at 100.00 CCC+   1,975,186
385 5.000%, 9/01/34 9/27 at 100.00 CCC+   389,008
3,750 5.000%, 9/01/35 9/27 at 100.00 CCC+   3,758,737
2,550 5.000%, 9/01/42 9/27 at 100.00 CCC+   2,388,254
5,665 5.000%, 9/01/46 9/27 at 100.00 CCC+   5,365,718
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 A   1,067,923
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization
Program, Series 2018A:
4,375 5.000%, 5/01/47 5/28 at 100.00 AA   4,663,969
2,260 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 N/R  (4) 2,582,231
23,750 Total Maryland 23,992,065
Massachusetts - 1.1%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+   1,103,300
2,100 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 2,146,263
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   2,951,015
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 BBB   1,550,640
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1   2,853,370
9,110 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 AAA  (4) 9,177,596
980 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG
Insured
No Opt. Call A+   817,987
105 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2000-6, 5.500%, 8/01/30
3/23 at 100.00 Aaa   105,302
20,465 Total Massachusetts 20,705,473
Michigan - 2.6%
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
1,505 6.000%, 10/01/33 10/23 at 100.00 N/R   1,473,576
2,520 6.000%, 10/01/43 10/23 at 100.00 N/R   2,361,265
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
3/23 at 100.00 A+   15,018
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+   3,339,030
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
3/23 at 100.00 A+   5,012
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
3/23 at 100.00 A1   5,012
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 AA+   4,056,320

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   $ 3,544,298
2,360 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/37
11/30 at 100.00 AA   2,431,508
2,220 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   2,287,999
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 AA+   5,892,240
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2015-I:
9,565 5.000%, 4/15/30 10/25 at 100.00 Aa2   10,255,784
435 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 466,377
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
3,020 4.000%, 11/15/37 11/31 at 100.00 AA+   3,184,197
6,510 4.000%, 11/15/38 11/31 at 100.00 AA+   6,814,473
Michigan Technological University, General Revenue
Bonds, Series 2023A:
1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 AA   1,633,443
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 AA   737,201
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 A1   1,772,946
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A1   1,139,270
49,565 Total Michigan 51,414,969
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call AA   3,959,904
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 Aa1   1,566,388
4,680 Total Minnesota 5,526,292
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   3,481,528
3,465 Total Missouri 3,481,528
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 AA+   1,222,007
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
1,340 5.000%, 7/01/30 7/28 at 100.00 BBB   1,429,364
1,415 5.000%, 7/01/31 7/28 at 100.00 BBB   1,506,381
1,980 5.000%, 7/01/32 7/28 at 100.00 BBB   2,104,918
2,135 5.000%, 7/01/33 7/28 at 100.00 BBB   2,264,552
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   3,165,978
11,030 Total Montana 11,693,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 0.3%
Central Plains Energy Project, Nebraska, Gas Project 3
Revenue Bonds, Refunding Crossover Series 2017A:
$ 1,710 5.000%, 9/01/35 No Opt. Call A   $ 1,882,795
1,500 5.000%, 9/01/42 No Opt. Call A   1,578,000
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,425,088
4,610 Total Nebraska 4,885,883
Nevada - 2.6%
490 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 AA   497,237
Clark County, Nevada, General Obligation Bonds,
Transportation Improvement, Limited Tax, Additionally
Secured by Pledged Revenue Series 2018B:
2,000 5.000%, 12/01/33 12/28 at 100.00 AA+   2,279,580
5,000 5.000%, 12/01/35 12/28 at 100.00 AA+   5,586,400
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 Aa3   5,270,050
8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3   9,169,460
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
5,220 5.000%, 6/01/33 12/24 at 100.00 Aa1   5,449,941
10,000 5.000%, 6/01/34 12/24 at 100.00 Aa1   10,425,900
9,000 5.000%, 6/01/39 12/24 at 100.00 Aa1   9,293,400
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 Aa1   1,275,445
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
5.000%, 6/01/48
12/28 at 100.00 A3   2,098,960
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 AA   277,465
48,665 Total Nevada 51,623,838
New Jersey - 4.9%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 A+   2,776,300
930 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
1/01/39 - AGM Insured, (AMT)
1/24 at 100.00 AA   941,346
6,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A3  (4) 6,742,860
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call AA   6,426,312
4,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/26
3/23 at 100.00 A3   4,007,280
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A3   3,251,391
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A3   6,941,033

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call A3   $ 23,145,900
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call AA   19,243,980
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/29
6/23 at 100.00 A3   4,536,765
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
2,750 5.250%, 6/15/32 6/25 at 100.00 A3   2,897,428
2,150 5.250%, 6/15/34 6/25 at 100.00 A3   2,246,943
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A3   1,161,745
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 AA-   2,131,800
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 AA-   3,778,499
1,135 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3  (4) 1,142,559
1,455 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM
Insured
11/30 at 100.00 AA   1,576,463
2,720 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,747,635
110,910 Total New Jersey 95,696,239
New York - 8.1%
4,200 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+   4,138,428
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
2,970 5.000%, 7/01/42 7/27 at 100.00 Aa3   3,182,741
780 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 N/R  (4) 871,042
5,330 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A+   5,139,453
2,055 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   1,907,081
1,950 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,130,297
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2020A, 5.000%, 9/01/38
9/30 at 100.00 A   1,684,035
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2021A:
1,000 4.000%, 9/01/39 9/31 at 100.00 A   1,022,160
2,100 4.000%, 9/01/41 9/31 at 100.00 A   2,128,833
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,100 4.750%, 11/15/45 5/30 at 100.00 A3   3,099,969
8,325 5.000%, 11/15/50 5/30 at 100.00 A3   8,538,952

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A:
$ 3,135 5.000%, 11/15/51 2/23 at 100.00 A3   $ 3,134,874
7,380 5.000%, 11/15/56 11/23 at 100.00 A3   7,320,665
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,500 5.000%, 1/01/29 - AGM Insured No Opt. Call AA   1,691,835
1,750 5.000%, 1/01/30 - AGM Insured No Opt. Call AA   2,003,698
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 AA+   4,074,920
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 AA   19,172,902
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 AAA   5,512,350
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   3,818,534
11,755 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   11,738,543
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   3,156,150
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA   3,961,240
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 AA+   985,090
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa2   8,318,049
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 Baa1   5,193,750
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa3   3,383,218
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3   5,396,947
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%,
6/01/50
6/31 at 100.00 BBB+   4,108,275
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA-   8,647,600
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   3,101,190
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 AA+   7,262,780
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,443,800

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AAA   $ 6,736,740
650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B-   646,652
152,820 Total New York 158,652,793
North Carolina - 1.1%
1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 AA+   1,631,203
North Carolina Department of Transportation, Private
Activity Revenue Bonds, I-77 Hot Lanes Project, Series
2015:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB   2,190,536
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB   4,189,905
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 BBB   3,026,717
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series
2019:
2,000 0.000%, 1/01/41 1/30 at 71.45 AA+   965,400
1,500 0.000%, 1/01/42 1/30 at 68.97 AA+   686,655
14,500 0.000%, 1/01/49 1/30 at 54.10 AA+   4,725,985
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,625 5.000%, 1/01/30 1/27 at 100.00 BBB   1,733,111
1,850 5.000%, 1/01/32 1/27 at 100.00 BBB   1,971,268
32,320 Total North Carolina 21,120,780
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 Baa2   1,884,712
1,840 Total North Dakota 1,884,712
Ohio - 3.8%
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   4,335,885
44,665 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   42,655,075
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 Aa2   1,325,876
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA-   3,422,583
5,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA   5,441,850
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   12,909,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA   $ 4,198,242
77,665 Total Ohio 74,289,006
Oklahoma - 1.3%
4,000 Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer
Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-
refunded 7/01/26)
7/26 at 100.00 AAA  (4) 4,375,320
Oklahoma Development Finance Authority, Health
System Revenue Bonds, Integris Baptist Medical Center,
Refunding Series 2015A:
1,590 5.000%, 8/15/27 8/25 at 100.00 A   1,674,715
1,250 5.000%, 8/15/29 8/25 at 100.00 A   1,309,963
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
1,790 5.250%, 8/15/43 8/28 at 100.00 BB-   1,694,539
5,090 5.500%, 8/15/57 8/28 at 100.00 BB-   4,885,535
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   976,780
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 AA-   10,538,800
24,720 Total Oklahoma 25,455,652
Oregon - 0.9%
2,500 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 AA-   2,522,700
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 AAA   7,317,581
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects
Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA+   2,054,120
5,330 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 Aa2   5,694,572
16,415 Total Oregon 17,588,973
Pennsylvania - 0.9%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA-   3,241,983
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 A   2,788,801
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 Aa1   2,126,260
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 0.000%,
12/01/37 (5)
12/26 at 100.00 AA-   1,303,862
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 AA-   3,190,080
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   975,769
2,620 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A+   2,485,620

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 570 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   $ 608,008
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 Baa3   1,406,795
18,005 Total Pennsylvania 18,127,178
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,031 0.000%, 7/01/33 7/28 at 86.06 N/R   3,658,344
16,730 4.500%, 7/01/34 7/25 at 100.00 N/R   16,810,304
9,039 4.550%, 7/01/40 7/28 at 100.00 N/R   8,912,454
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   5,245,520
37,120 Total Puerto Rico 34,626,622
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System
Revenue Bonds, Improvement and Refunding Series
2021A:
3,750 4.000%, 6/01/46 6/31 at 100.00 A2   3,602,063
1,500 4.000%, 6/01/51 6/31 at 100.00 A2   1,414,125
Piedmont Municipal Power Agency, South Carolina,
Electric Revenue Bonds, Series 2004A-2:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call AA   11,096,223
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call AA   8,042,582
5,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   5,549,170
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%,
12/01/39
12/30 at 100.00 A-   3,995,840
8,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   8,094,080
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 A-   1,538,205
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   3,504,717
50,000 Total South Carolina 46,837,005
South Dakota - 0.2%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 AA   2,952,254
2,630 Total South Dakota 2,952,254
Tennessee - 1.2%
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding &
Improvement Series 2022A:
310 4.000%, 4/01/32 4/31 at 100.00 AA   343,353
875 4.000%, 4/01/33 4/31 at 100.00 AA   956,095
760 4.000%, 4/01/37 4/31 at 100.00 AA   789,290
1,305 4.000%, 4/01/40 4/31 at 100.00 AA   1,330,761
250 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding Series 2021, 5.000%, 10/01/32
No Opt. Call AA   306,180

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,450 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
Refunding Series 2020B, 5.000%, 10/01/45
10/30 at 100.00 AA+   $ 1,610,587
2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   2,431,534
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 A1   2,251,920
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds,
Capital Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 AA   658,378
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 AA+   3,238,080
7,245 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
5/23 at 100.00 A2   7,252,680
3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 AA   3,211,520
24,070 Total Tennessee 24,380,378
Texas - 14.4%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB-   203,969
14,355 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB) (6)
2/27 at 100.00 Aa1   14,437,972
2,680 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 BBB+   2,574,354
710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 A-   775,412
240 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   241,831
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
8/23 at 100.00 A-   5,033,100
Fort Bend County Municipal Utility District 50, Texas,
General Obligation Bonds, Series 2018A:
2,600 4.000%, 9/01/46 - AGM Insured 9/23 at 100.00 AA   2,576,288
5,500 4.000%, 9/01/48 - AGM Insured 9/23 at 100.00 AA   5,399,240
27,340 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 27,794,938
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 AA   2,786,905
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50
- AGM Insured
11/31 at 39.79 AA   1,880,870
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
11,055 0.000%, 11/15/27 No Opt. Call Baa2   9,317,375
845 0.000%, 11/15/27, (ETM) No Opt. Call Baa2  (4) 749,008
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
425 5.000%, 11/15/23 No Opt. Call Baa1   430,848
1,565 5.000%, 11/15/31 11/24 at 100.00 Baa1   1,612,858

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   $ 8,142,303
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 Baa2   947,920
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018B:
1,590 5.000%, 7/01/43 7/28 at 100.00 A1   1,703,923
2,290 5.000%, 7/01/48 7/28 at 100.00 A1   2,430,377
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call A   20,177,553
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   10,193,485
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   7,591,900
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   14,252,160
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 AAA   5,349,171
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 AAA   4,757,283
2,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
3/23 at 100.00 Baa1   2,000,560
3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   3,761,923
Lubbock, Texas, Electric Light and Power System Revenue
Bonds, Series 2018:
2,170 5.000%, 4/15/40 4/28 at 100.00 A1   2,363,673
3,930 5.000%, 4/15/43 4/28 at 100.00 A1   4,265,661
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
30,000 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA  (4) 32,146,500
5,220 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 AA-  (4) 5,612,440
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call AA   9,746,633
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 AA-   4,950,050
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 A+   8,410,080
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 A+   9,497,306
1,750 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   1,814,873
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and
Revenue Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 AA   5,001,950
3,990 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2   4,241,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,400 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 Baa2   $ 5,730,102
3,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A+   3,081,300
1,750 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/33
8/24 at 100.00 A-   1,800,067
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A+   5,133,315
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2017A:
12,500 4.000%, 10/15/42, (UB) (6) 10/27 at 100.00 AAA   12,625,375
1,500 5.000%, 10/15/42 10/27 at 100.00 AAA   1,619,370
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 AAA   5,537,950
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
600 3.000%, 9/01/38 9/31 at 100.00 Baa2   494,250
725 3.000%, 9/01/39 9/31 at 100.00 Baa2   586,445
310,460 Total Texas 281,782,276
Utah - 0.8%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 A   5,657,950
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 A   3,741,885
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC
Series 2017:
695 5.000%, 2/01/36 2/27 at 100.00 AAA   754,784
1,150 5.000%, 2/01/37 2/27 at 100.00 AAA   1,244,840
Utah Associated Municipal Power Systems, Revenue
Bonds, Horse Butte Wind Project, Refunding Series
2017A:
1,250 5.000%, 9/01/29 3/28 at 100.00 AA-   1,398,750
1,000 5.000%, 9/01/30 3/28 at 100.00 AA-   1,118,460
1,250 5.000%, 9/01/31 3/28 at 100.00 AA-   1,390,837
660 5.000%, 9/01/32 3/28 at 100.00 AA-   731,630
540 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/37
3/27 at 100.00 AA   583,902
15,390 Total Utah 16,623,038
Virginia - 0.5%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,838,718
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/23 at 100.00 B-   4,229,358
4,100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/49, (AMT)
6/27 at 100.00 BBB   4,114,268
10,260 Total Virginia 10,182,344

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 3.8%
$ 8,825 Central Puget Sound Regional Transit Authority, Washington, Sales
Tax and Motor Vehicle Excise Tax Bonds, Refunding & Improvement,
Green Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 AAA   $ 8,706,745
2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 Aaa   2,268,950
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016:
1,930 5.000%, 2/01/29 2/26 at 100.00 AA-   2,071,836
1,000 5.000%, 2/01/30 2/26 at 100.00 AA-   1,070,190
Spokane Public Facilities District, Washington, Hotel,
Motel, and Sales Use Tax Revenue Bonds, Series 2017:
1,175 5.000%, 12/01/38 6/27 at 100.00 A1   1,241,293
5,000 5.000%, 12/01/41 6/27 at 100.00 A1   5,288,300
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   1,339,390
12,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
3/23 at 100.00 A+   12,058,560
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   1,402,420
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/37
7/31 at 100.00 Baa3   5,670,069
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Subordinate Series 2021B.  Exchange Purchase:
4,615 4.000%, 7/01/43 7/31 at 100.00 Baa3   4,053,632
7,830 3.000%, 7/01/58 7/31 at 100.00 Baa3   4,921,233
3,240 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58
7/28 at 100.00 Baa3   2,613,870
Washington State, Motor Vehicle Fuel Tax General
Obligation Bonds, Series 2002-03C:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call Aaa   7,704,788
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call Aaa   13,303,545
81,875 Total Washington 73,714,821
West Virginia - 0.8%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   1,957,313
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   2,885,493
3,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 3,029,190
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   3,818,579
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 AA-   4,537,046
15,285 Total West Virginia 16,227,621

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 0.4%
$ 4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
3/23 at 100.00 A3   $ 4,412,117
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
935 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 977,814
2,870 4.000%, 11/15/46 5/26 at 100.00 AA+   2,831,513
8,215 Total Wisconsin 8,221,444
$ 2,150,810 Total Long-Term Investments (cost $1,902,344,025) 1,968,974,239
Floating Rate Obligations - (1.1)% (21,480,000)
Other Assets & Liabilities, Net -  0.7% 13,395,632
Net Assets Applicable to Common Shares - 100% $ 1,960,889,871
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,968,974,239 $ – $ 1,968,974,239
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUV
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.